9800 Fredericksburg Road
San Antonio, Texas 78288
July 29, 2016
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:	USAA Mutual Funds Trust Post-Effective Amendment No. 128 to Registration Statement on Form N-1A 1933 Act File No. 33-65572 1940 Act File No. 811-7852
Dear Sir or Madam:
On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the Registrant), we hereby enclose for filing with the Securities and Exchange Commission (the Commission) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 128 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.
As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on October 1, 2016, pursuant to Rule 485(a)(1) under the 1933 Act.
The Amendment is being filed with respect to the USAA Mutual Funds Trust (Treasury Money Market Trust) to (1)  incorporate the required disclosure relating to money market reform; and (2) make such other non-material changes as appropriate.
Sincerely,
By: /s/ Daniel Mavico
Daniel Mavico
Assistant Secretary
USAA Mutual Funds Trust